Appendix 2 Additional Information Circular No. 715 OF February 3, 2012	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
Appendix 2 Additional Information No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION CIRCULAR No. 715 OF FEBRUARY 3, 2012

This appendix is part of Note 9, “Trade and Other Receivables,” and forms an integral part of the consolidated financial statements of Enel Chile.

a)	Portfolio stratification

-By aging of trade and other accounts receivable:

	As of December 31, 2020
	Current Portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	69,190,250	531,179,316	377,160,616
Impairment provision	(5,564,122)	(291,820)	(999,683)	(1,089,744)	(2,061,977)	(2,685,492)	(3,242,896)	(2,392,141)	(2,225,233)	(29,184,188)	(49,737,296)	(113,332)
Accounts receivable for leasing, gross	8,556,146	—	—	—	—	—	—	—	—	—	8,556,146	62,602,528
Impairment provision	(4,483,408)	—	—	—	—	—	—	—	—	—	(4,483,408)	—
Other receivables, gross	69,371,881	—	—	—	—	—	—	—	—	10,518,967	79,890,848	5,366,754
Impairment provision	—	—	—	—	—	—	—	—	—	(10,518,967)	(10,518,967)	—
Total	445,627,153	36,093,197	11,407,509	5,447,770	4,838,764	4,861,478	3,813,146	1,477,091	1,314,469	40,006,062	554,886,639	445,016,566

	As of December 31, 2019
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non- Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	47,236,887	500,040,783	191,966,929
Impairment provision	(3,148,393)	(357,214)	(484,022)	(587,103)	(677,088)	(845,948)	(804,567)	(1,413,915)	(1,114,081)	(34,055,771)	(43,488,101)	—
Accounts receivable for leasing, gross	13,158,795	—	—	—	—	—	—	—	—	—	13,158,795	117,873,340
Impairment provision	(2,036,917)	—	—	—	—	—	—	—	—	—	(2,036,917)	—
Other receivables, gross	43,836,461	—	—	—	—	—	—	—	—	9,883,938	53,720,399	3,734,116
Impairment provision	(55,690)	—	—	—	—	—	—	—	—	(9,883,938)	(9,939,628)	—
Total	445,500,893	32,102,797	7,445,293	4,113,180	2,320,709	1,908,418	2,233,138	1,253,184	1,396,602	13,181,116	511,455,331	313,574,385

-	By type of portfolio:

	December 31, 2020						December 31, 2019
	Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio		Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio
	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount	Number of	Gross Amount
	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$	Customers	ThCh$
Up-to-date	1,466,900	523,805,724	52,534	231,101,548	1,519,434	754,907,272	1,340,828	469,633,677	36,952	116,079,889	1,377,780	585,713,566
1 to 30 days	395,186	34,812,023	20,715	1,572,994	415,901	36,385,017	433,225	30,871,310	21,280	1,588,701	454,505	32,460,011
31 to 60 days	80,032	9,839,311	6,815	2,567,881	86,847	12,407,192	106,521	7,630,607	8,018	298,708	114,539	7,929,315
61 to 90 days	33,889	6,030,130	3,116	507,384	37,005	6,537,514	17,349	4,363,345	2,080	336,938	19,429	4,700,283
91 to 120 days	20,530	6,763,017	2,021	137,724	22,551	6,900,741	11,084	2,852,961	1,661	144,836	12,745	2,997,797
121 to 150 days	14,558	6,398,089	1,478	1,148,881	16,036	7,546,970	5,819	2,510,766	1,256	243,600	7,075	2,754,366
151 to 180 days	14,025	5,653,084	1,393	1,402,958	15,418	7,056,042	3,962	2,863,659	544	174,046	4,506	3,037,705
181 to 210 days	9,955	3,625,873	1,311	243,359	11,266	3,869,232	3,647	2,571,731	377	95,368	4,024	2,667,099
211 to 250 days	8,864	3,314,300	1,526	225,402	10,390	3,539,702	2,677	2,421,028	342	89,655	3,019	2,510,683
More than 251 days	52,024	68,459,538	15,224	730,712	67,248	69,190,250	114,518	46,531,813	6,517	705,074	121,035	47,236,887
Total	2,095,963	668,701,089	106,133	239,638,843	2,202,096	908,339,932	2,039,630	572,250,897	79,027	119,756,815	2,118,657	692,007,712

b)	Portfolio in default and in legal collection process

	As of December 31,
	2020		2019
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	Customers	ThCh$	Customers	ThCh$
Notes receivable in default	1,878	256,927	1,888	258,073
Notes receivable in legal collection process (*)	1,140	5,600,040	1,287	6,313,513
Total	3,018	5,856,967	3,175	6,571,586

(*)Legal collections are included in the portfolio in arrears.

c)	Provisions and write-offs

	As of December 31,
	12-31-2020	12-31-2019
Provisions and Write-offs	ThCh$	ThCh$
Provision for non-renegotiated portfolio	12,467,992	4,403,135
Provision for renegotiated portfolio	2,699,715	5,643,865
Total	15,167,707	10,047,000

d)	Number and value of transactions

	12-31-2020		12-31-2019
	Total detail by type of transaction	Total detail by type of operation	Total detail by type of transaction	Total detail by type of operation
Number and Amount of Transactions	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Allowance for impairment and recoveries:
Number of Transactions	10,390	72,590	52,870	88,750
Amount of the transactions	7,768,107	15,167,707	2,451,690	10,047,000

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES:

This appendix is part of Note 9, “Trade and Other Receivables,” and forms an integral part of these consolidated financial statements of Enel Chile.

a)	Portfolio stratification

-	By aging of trade receivables

	12-31-2020
Trade receivables	Up-to-date Portfolio	1-30 days in arrears	31-60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	207,362,673	17,592,321	1,880,972	373,611	457,537	494,444	356,603	377,744	533,493	1,925,441	9,037,377	240,392,216	164,089,704
- Large customers	204,354,697	17,521,848	1,876,016	368,006	135,284	485,164	199,958	243,828	270,705	853,335	8,634,892	234,943,733	164,089,704
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	3,007,976	70,473	4,956	5,605	322,253	9,280	156,645	133,916	262,788	1,072,106	402,485	5,448,483	—
Allowance for impairment	(123,260)	(989)	(1,163)	(1,002)	(56,036)	(633)	(722)	(4,160)	(3,946)	(406,781)	(3,192,642)	(3,791,334)	(113,332)
Unbilled services	174,934,439	—	—	—	55,670	—	—	—	—	—	—	174,990,109	164,089,704
Billed services	32,428,234	17,592,321	1,880,972	373,611	401,867	494,444	356,603	377,744	533,493	1,925,441	9,037,377	65,402,107	—

Trade receivables, Distribution	170,383,983	18,792,696	10,526,220	6,163,903	6,443,204	7,052,526	6,699,439	3,491,488	3,006,209	12,804,907	45,422,525	290,787,100	213,070,912
- Mass-market customers	102,010,816	10,395,375	5,325,182	4,551,187	3,889,157	4,248,311	4,049,459	2,189,259	2,730,394	8,211,749	31,036,019	178,636,908	209,112,768
- Large Clients	63,058,780	6,720,252	1,907,638	817,788	1,875,941	1,031,268	358,060	(17,541)	(16,790)	469,117	6,492,927	82,697,440	807,561
- Institutional customers	5,314,387	1,677,069	3,293,400	794,928	678,106	1,772,947	2,291,920	1,319,770	292,605	4,124,041	7,893,579	29,452,752	3,150,583
Allowance for impairment	(5,440,862)	(290,831)	(998,520)	(1,088,742)	(2,005,941)	(2,684,859)	(3,242,174)	(2,387,981)	(2,221,287)	(8,803,398)	(16,781,367)	(45,945,962)	—
Unbilled services	126,861,713	—	—	—	—	—	—	—	—	—	—	126,861,713	206,186,925
Billed services	43,522,270	18,792,696	10,526,220	6,163,903	6,443,204	7,052,526	6,699,439	3,491,488	3,006,209	12,804,907	45,422,525	163,925,387	6,883,986
Total trade receivables, gross	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	14,730,348	54,459,902	531,179,316	377,160,616
Total Allowance for impairment	(5,564,122)	(291,820)	(999,683)	(1,089,744)	(2,061,977)	(2,685,492)	(3,242,896)	(2,392,141)	(2,225,233)	(9,210,179)	(19,974,009)	(49,737,296)	(113,332)
Total trade receivables, net	372,182,534	36,093,197	11,407,509	5,447,770	4,838,764	4,861,478	3,813,146	1,477,091	1,314,469	5,520,169	34,485,893	481,442,020	377,047,284

	12-31-2019
Trade receivables	Up-to-date Portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, Generation and Transmission	199,019,252	2,888,824	224,770	705,885	404,757	116,371	787,421	187,920	592,987	1,354,217	6,240,193	212,522,597	86,403,772
- Large Clients	193,125,348	2,763,610	43,392	551,201	290,439	13,672	574,794	78,802	487,520	846,079	4,944,351	203,719,208	86,403,772
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	5,893,904	125,214	181,378	154,684	114,318	102,699	212,627	109,118	105,467	508,138	1,295,842	8,803,389	—
Allowance for impairment	(10,907)	(260)	(200)	(142)	(103)	(93)	(258)	(154)	(98)	(577)	(2,901,975)	(2,914,767)	—
Unbilled services	142,968,302	—	—	—	—	—	—	—	—	—	—	142,968,302	86,403,772
Billed services	56,050,950	2,888,824	224,770	705,885	404,757	116,371	787,421	187,920	592,987	1,354,217	6,240,193	69,554,295	—

Trade receivables, Distribution	194,727,385	29,571,187	7,704,545	3,994,398	2,593,040	2,637,995	2,250,284	2,479,179	1,917,696	3,635,526	36,006,951	287,518,186	105,563,157
- Massive Clients	144,845,823	21,084,861	5,054,606	1,889,878	1,672,041	1,384,133	1,257,238	922,539	789,642	2,097,222	24,433,032	205,431,015	103,267,572
- Large Clients	44,406,790	6,202,698	1,154,539	421,771	95,168	271,785	448,510	209,272	206,091	775,558	5,784,217	59,976,399	7,086
- Institutional Clients	5,474,772	2,283,628	1,495,400	1,682,749	825,831	982,077	544,536	1,347,368	921,963	762,746	5,789,702	22,110,772	2,288,499
Allowance for impairment	(3,137,486)	(356,954)	(483,822)	(586,961)	(676,985)	(845,855)	(804,309)	(1,413,761)	(1,113,983)	(2,476,763)	(28,676,455)	(40,573,334)	—
Unbilled services	141,740,569	—	—	—	—	—	—	—	—	—	—	141,740,569	100,458,746
Billed services	52,986,816	29,571,187	7,704,545	3,994,398	2,593,040	2,637,995	2,250,284	2,479,179	1,917,696	3,635,526	36,006,951	145,777,617	5,104,411
Total trade receivables, gross	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	4,989,743	42,247,144	500,040,783	191,966,929
Total Allowance for impairment	(3,148,393)	(357,214)	(484,022)	(587,103)	(677,088)	(845,948)	(804,567)	(1,413,915)	(1,114,081)	(2,477,340)	(31,578,430)	(43,488,101)	—
Total trade receivables, net	390,598,244	32,102,797	7,445,293	4,113,180	2,320,709	1,908,418	2,233,138	1,253,184	1,396,602	2,512,403	10,668,714	456,552,682	191,966,929

Since not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

-	Mass-market Customers
-	Large Customers
-	Institutional Customers
-	By type of portfolio:

	12-31-2020
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	Total gross portfolio	Total non-current gross portfolio
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	207,362,673	17,592,321	1,880,972	373,611	457,537	494,444	356,603	377,744	533,493	10,596,272	240,025,670	164,089,704
- Large Clients	204,354,697	17,521,848	1,876,016	368,006	135,284	485,164	199,958	243,828	270,705	9,488,227	234,943,733	164,089,704
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	3,007,976	70,473	4,956	5,605	322,253	9,280	156,645	133,916	262,788	1,108,045	5,081,937	—
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional Clients	—	—	—	—	—	—	—	—	—	—	—	—
- Other	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	151,965,997	17,219,702	7,958,339	5,656,519	6,305,480	5,903,645	5,296,481	3,248,129	2,780,807	57,863,266	264,198,365	387,350
- Mass-market Clients	87,768,761	9,237,781	4,772,065	4,091,907	3,771,913	3,897,093	3,590,787	1,945,914	2,524,013	38,886,067	160,486,301	163,843
- Large Clients	61,579,935	6,530,802	1,801,692	772,761	1,855,461	1,031,268	358,060	(17,541)	(35,811)	6,962,044	80,838,671	223,507
- Institutional Clients	2,617,301	1,451,119	1,384,582	791,851	678,106	975,284	1,347,634	1,319,756	292,605	12,015,155	22,873,393	—
Renegotiated portfolio	18,417,986	1,572,994	2,567,881	507,384	137,724	1,148,881	1,402,958	243,359	225,402	730,712	26,955,281	212,683,562
- Mass-market Clients	14,242,055	1,157,595	553,116	459,280	117,244	351,218	458,673	243,345	206,381	728,248	18,517,155	208,948,925
- Large Clients	1,478,845	189,449	105,946	45,027	20,480	—	—	—	19,021	—	1,858,768	584,054
- Institutional Clients	2,697,086	225,950	1,908,819	3,077	—	797,663	944,285	14	—	2,464	6,579,358	3,150,583
Total gross portfolio	377,746,656	36,385,017	12,407,192	6,537,514	6,900,741	7,546,970	7,056,042	3,869,232	3,539,702	69,190,250	531,179,316	377,160,616

	12-31-2019
Type of Portfolio	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non- Current Gross Portfolio
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	199,019,252	2,888,824	224,770	705,885	404,757	116,371	787,421	187,920	592,987	7,594,410	212,522,597	86,403,772
- Large customers	193,125,348	2,763,610	43,392	551,201	290,439	13,672	574,794	78,802	487,520	5,790,430	203,719,208	86,403,772
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	5,893,904	125,214	181,378	154,684	114,318	102,699	212,627	109,118	105,467	1,803,980	8,803,389	—
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	184,125,135	27,982,486	7,405,837	3,657,460	2,448,204	2,394,395	2,076,238	2,383,811	1,828,041	38,937,403	273,239,010	85,518
- Mass-market customers	136,847,474	20,324,155	4,780,197	1,556,017	1,527,205	1,162,547	1,083,203	827,171	699,987	26,043,745	194,851,701	85,518
- Large customers	44,252,680	6,148,385	1,130,250	421,771	95,168	271,785	448,510	209,272	206,091	4,961,884	58,145,796	—
- Institutional customers	3,024,981	1,509,946	1,495,390	1,679,672	825,831	960,063	544,525	1,347,368	921,963	7,931,774	20,241,513	—
Renegotiated portfolio	10,602,250	1,588,701	298,708	336,938	144,836	243,600	174,046	95,368	89,655	705,074	14,279,176	105,477,639
- Mass-market customers	7,998,348	760,707	274,411	333,861	144,836	221,586	174,035	95,368	89,655	486,509	10,579,316	103,182,054
- Large Customers	154,110	54,312	24,288	—	—	—	—	—	—	46,775	279,485	7,086
- Institutional Customers	2,449,792	773,682	9	3,077	—	22,014	11	—	—	171,790	3,420,375	2,288,499
Total Gross Portfolio	393,746,637	32,460,011	7,929,315	4,700,283	2,997,797	2,754,366	3,037,705	2,667,099	2,510,683	47,236,887	500,040,783	191,966,929

APPENDIX 2.2 ESTIMATES OF SALES AND PURCHASES OF ENERGY, POWER AND TOLL

This appendix forms an integral part of the consolidated financial statements of Enel Chile.

	12-31-2020		12-31-2019
	Energy and Capacity	Tolls	Energy and Capacity	Tolls
STATEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related parties	—	—	—	—
Trade and other receivables, current	229,499,918	33,270,963	209,842,624	13,929,209
Trade and other receivables, non-current	396,509,053	—	192,961,043	—
Total Estimated Assets	626,008,971	33,270,963	402,803,667	13,929,209
Current accounts payable to related parties	—	—	—	—
Trade and other payables, current	68,569,674	13,216,339	71,189,226	20,059,576
Trade and other payables, non-current	121,315,888	—	53,941,373	—
Total Estimated Liabilities	189,885,562	13,216,339	125,130,599	20,059,576

	12-31-2020		12-31-2019
	Energy and power	Tolls	Energy and power	Tolls
INCOME STATEMENT	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	422,457,671	33,270,962	310,301,370	13,929,209
Energy Purchases	147,662,168	11,928,862	125,130,599	20,059,576